SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 28, 2025
List Of Accounting Policies [Abstract]
Disclosure of interests in subsidiaries
The Company’s principal subsidiaries, their jurisdiction of incorporation, and the Company’s percentage ownership share of each are as follows:

Subsidiary	Jurisdiction of incorporation	Ownership percentage
Gildan Activewear SRL	Barbados	100%
Gildan Yarns, LLC	Delaware	100%
Gildan USA LLC	Delaware	100%
Gildan Activewear Dominican Republic Textile Company Inc.	Barbados	100%
Gildan Honduras Properties, S. de R.L.	Honduras	100%
G.A.B. Limited	Bangladesh	100%
SDS International Limited	Bangladesh	100%
Hanesbrands LLC	USA	100%
HBI Branded Apparel Enterprises LLC	USA	100%
HBI Receivables LLC	USA	100%
Hanesbrands El Salvador, LTDA. DE. CV.	El Salvador	100%
Hanes Innerwear Australia Pty Ltd	Australia	100%
Hanes Australia Pty Ltd	Australia	100%

Disclosure of detailed information about property, plant and equipment	The cost of property, plant and equipment less its residual value, if any, is depreciated on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Buildings and improvements(1)	5 to 40 years
Manufacturing equipment(2)	2 to 20 years
Other equipment	3 to 10 years
(1) The majority of the Company's buildings are depreciated over a 30 to 40 year period.
(2) The majority of the Company's manufacturing equipment is depreciated over a 15 to 20 year period.
PROPERTY, PLANT AND EQUIPMENT:

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2025

Cost
Balance, December 29, 2024	$128,908	$650,526	$1,438,323	$175,108	$57,714	$2,450,579
Additions	17	20,688	36,735	6,571	43,112	107,123
Additions through business acquisitions	45,010	89,043	176,916	—	—	310,969
Transfers	—	7,674	45,086	1,004	(53,764)	—
Disposals(1)	—	(451)	(34,009)	(3,872)	—	(38,332)
Balance, December 28, 2025	$173,935	$767,480	$1,663,051	$178,811	$47,062	$2,830,339

Accumulated depreciation
Balance, December 29, 2024	$—	$286,160	$850,185	$140,994	$—	$1,277,339
Depreciation (note 22)	—	28,441	78,979	11,590	—	119,010
Disposals(1)	—	(207)	(29,978)	(3,544)	—	(33,729)
Balance, December 28, 2025	$—	$314,394	$899,186	$149,040	$—	$1,362,620
Carrying amount, December 28, 2025	$173,935	$453,086	$763,865	$29,771	$47,062	$1,467,719

	Land	Buildings and improvements	Manufacturing equipment	Other equipment	Assets not yet utilized in operations	Total

2024

Cost
Balance, December 31, 2023	$129,569	$601,486	$1,313,960	$172,228	$185,251	$2,402,494
Additions	238	24,652	55,770	8,065	53,764	142,489
Transfers	—	73,707	103,684	3,910	(181,301)	—
Disposals(1)	(899)	(49,319)	(35,091)	(9,095)	—	(94,404)
Balance, December 29, 2024	$128,908	$650,526	$1,438,323	$175,108	$57,714	$2,450,579

Accumulated depreciation
Balance, December 31, 2023	$—	$283,325	$806,086	$138,568	$—	$1,227,979
Depreciation (note 22)	—	26,620	72,996	11,516	—	111,132
Disposals(1)	—	(23,785)	(28,897)	(9,090)	—	(61,772)
Balance, December 29, 2024	$—	$286,160	$850,185	$140,994	$—	$1,277,339
Carrying amount, December 29, 2024	$128,908	$364,366	$588,138	$34,114	$57,714	$1,173,240
(1) Disposals include the write-off of certain equipment relating to facility closures. See note 19 "Restructuring and acquisition-related costs" for additional information.

	2025	2024

Depreciation of property, plant and equipment (note 9)	$119,010	$111,132
Depreciation of right-of-use assets (note 10)	18,658	14,128
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,743)	(298)
Amortization of intangible assets, excluding software (note 11)	11,273	8,104
Amortization of software (note 11)	5,368	5,136
Depreciation and amortization included in net earnings	$147,566	$138,202

Disclosure of detailed information about intangible assets
Intangible assets with finite lives are amortized on a straight-line basis over the following estimated useful lives:

Asset	Useful life
Customer contracts and customer relationships	7 to 20 years
License agreements	3 to 10 years
Computer software	4 to 7 years
Intangible assets:

2025	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Total

Cost
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$597,424
Additions	—	—	—	8,589	8,589
Additions through business acquisitions	799,000	1,971,000	—	10,494	2,780,494
Disposals	—	—	—	(5,268)	(5,268)
Balance, December 28, 2025	$1,023,489	$2,197,172	$70,450	$90,128	$3,381,239

Accumulated amortization
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$344,105
Amortization (note 22)	11,273	—	—	5,368	16,641
Disposals	—	—	—	(921)	(921)
Balance, December 28, 2025	$202,218	$22,480	$70,450	$64,677	$359,825
Carrying amount, December 28, 2025	$821,271	$2,174,692	$—	$25,451	$3,021,414

2024	Customer contracts and customer relationships	Trademarks	License agreements	Computer software	Total

Cost
Balance, December 31, 2023	$224,489	$226,172	$70,450	$73,900	$595,011
Additions	—	—	—	5,153	5,153
Disposals	—	—	—	(2,740)	(2,740)
Balance, December 29, 2024	$224,489	$226,172	$70,450	$76,313	$597,424

Accumulated amortization
Balance, December 31, 2023	$183,251	$22,480	$70,040	$57,821	$333,592
Amortization (note 22)	7,694	—	410	5,136	13,240
Disposals	—	—	—	(2,727)	(2,727)
Balance, December 29, 2024	$190,945	$22,480	$70,450	$60,230	$344,105
Carrying amount, December 29, 2024	$33,544	$203,692	$—	$16,083	$253,319

	2025	2024

Depreciation of property, plant and equipment (note 9)	$119,010	$111,132
Depreciation of right-of-use assets (note 10)	18,658	14,128
Adjustment for the variation of depreciation included in inventories at the beginning and end of the year	(6,743)	(298)
Amortization of intangible assets, excluding software (note 11)	11,273	8,104
Amortization of software (note 11)	5,368	5,136
Depreciation and amortization included in net earnings	$147,566	$138,202